Note 3 - Equity - Schedule of Stock Option Activity - 10Q (Details) - $ / shares		3 Months Ended	12 Months Ended
		Jun. 30, 2025	Mar. 31, 2025
Outstanding, options (in shares)		243,483	100,180
Outstanding, options, weighted average exercise price (in dollars per share)		$ 32.72	$ 46.59
Granted, options (in shares)		5,000	143,303
Granted, options, weighted average exercise price (in dollars per share)		$ 1.85	$ 23.02
Exercised, options (in shares)		0	0
Exercised, options, weighted average exercise price (in dollars per share)		$ 0	$ 0
Forfeited/Cancelled, options (in shares)		0	0
Forfeited/Cancelled, options, weighted average exercise price (in dollars per share)		$ 0	$ 0
Expired, options (in shares)		0	0
Expired, options, weighted average exercise price (in dollars per share)		$ 0	$ 0
Outstanding, options (in shares)		248,483	243,483
Outstanding, options, weighted average exercise price (in dollars per share)		$ 32.1	$ 32.72
Exercisable, options (in shares)	[1]	69,916	37,923
Exercisable, options, weighted average exercise price (in dollars per share)	[1]	$ 37.24	$ 44.35

[1]	Aggregate Intrinsic Value = Excess of market value over the exercise price of all in-the-money stock.